Debentures, Bank Loans and Credit (Details 2) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, Beginning	₪ 13,581
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	2,635
Repayment of debentures and loans	(1,813)
Interest paid	537	[1]	$ 155	₪ 915	₪ 769
Net cash generated from (used in) finance activities	285
Financing expenses recognized in the statement of income	483
Balance, Ending	14,349			13,581
Debentures [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, Beginning	9,637
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	635
Repayment of debentures and loans	(978)
Interest paid	(379)
Net cash generated from (used in) finance activities	(722)
Financing expenses recognized in the statement of income	320
Balance, Ending	9,235			9,637
Loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, Beginning	3,944
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	2,000
Repayment of debentures and loans	(835)
Interest paid	(158)
Net cash generated from (used in) finance activities	1,007
Financing expenses recognized in the statement of income	163
Balance, Ending	₪ 5,114			₪ 3,944

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.